Share Based Compensation - Summary of Number of Shares and Synthetic Shares (Detail) shares in Millions	12 Months Ended
Dec. 31, 2024 shares
Executive members [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	10.4
Granted shares	4.0
Increase/decrease due to performance condition 2023	0.7
Outstanding ending	4.7
Executive members [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	4.1
Granted shares	3.7
Outstanding beginning	2.0
Forfeited during 2023	(0.2)
Increase/decrease due to performance condition 2023	0.1
Outstanding ending	1.9
Executive members [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2.0
Granted shares	0.7
Outstanding beginning	0.9
Forfeited during 2023	(0.1)
Increase/decrease due to performance condition 2023	(0.2)
Outstanding ending	0.6
Executive members [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2.1
Granted shares	0.6
Outstanding beginning	0.5
Exercised during 2023	(0.5)
Executive members [member] | LTV prior 2021 [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	1.7
Exercised during 2023	(1.5)
Forfeited during 2023	(0.2)
Executive members [member] | Longterm Variable Compensation Program [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	4.0
Outstanding beginning	5.1
Exercised during 2023	(2.0)
Forfeited during 2023	(0.5)
Increase/decrease due to performance condition 2023	0.6
Outstanding ending	7.2
The President and CEO [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	0.5
Increase/decrease due to performance condition 2023	0.1
Outstanding ending	0.6
The President and CEO [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	0.6
Outstanding beginning	0.3
Outstanding ending	0.3
The President and CEO [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	0.3
Outstanding beginning	0.4
Increase/decrease due to performance condition 2023	(0.1)
Outstanding ending	0.3
The President and CEO [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	0.3
Outstanding beginning	0.3
Exercised during 2023	(0.3)
The President and CEO [member] | LTV prior 2021 [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	0.7
Exercised during 2023	(0.7)
The President and CEO [member] | Longterm Variable Compensation Program [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	0.5
Outstanding beginning	1.7
Exercised during 2023	(1.0)
Outstanding ending	1.2